FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Assets Measured at Fair Value on a Recurring Basis

	June 30, 2013
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities - available for sale:
Corporate securities	$-	$73,465	$-	$73,465
Foreign debt securities (1)	-	3,721	-	3,721

	$-	$77,186	$-	$77,186

	June 30, 2012
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities - available for sale:
Corporate securities	$-	$55,952	$-	$55,952
Foreign debt securities (1)	-	1,668	-	1,668

	$-	$57,620	$-	$57,620

(1)	U.S. dollar-denominated investment-grade corporate bonds of large foreign issuers.

Assets Measured at Fair Value on a Nonrecurring Basis

	June 30, 2013
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$1,024	$1,024

Total	$-	$-	$1,024	$1,024

	June 30, 2012
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$746	$746
Real estate owned	-	-	235	235

Total	$-	$-	$981	$981

Schedule of Significant Observable Inputs

	Fair Value at		Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Value
	June 30, 2013	June 30, 2012

	(Dollars in Thousands)
Impaired loans	$1,024	$746	Appraisal of collateral	Discounted appraisal	1.0% to 15.0%
Real estate owned	$-	$235	Appraisal of collateral	Estimated costs to sell	20%